Assets Classified as Held for Sale, Liabilities Associated With Assets Held for Sale and Discontinued Operations - Summary of Liabilities Associated With Assets Held for Sale (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Assets and Liabilities of Disposal Groups Classified as Held for Sale [abstract]
Balance at the end of previous year		$ 1,145
Reclassified to liabilities associated with assets held for sale	5	(46)
Disposals	(5)	(1,044)
Effect of movements in foreign exchange		(55)
Balance at the end of year